Mar. 31, 2025
ACR Opportunity Fund
SUMMARY SECTION — ACR Opportunity Fund
Investment Objectives

The investment objectives of the ACR Opportunity Fund are to preserve capital during periods of economic decline, and to provide above average absolute and relative returns in the long run. Return objectives are subordinate to the objective of preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ACR Opportunity Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ACR Opportunity Fund Class I Shares
Management fees	1.00%
Distribution and service (Rule 12b-1) fees	none
Other expenses	0.47%
Shareholder service fee	0.07%
Dividend and interest expense on short sales	0.01%
All other expenses	0.39%
Total annual fund operating expenses	1.47%
Fees waived and/or expenses reimbursed	(0.21%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.26%	[1]
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. This agreement is in effect through March 31, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
ACR Opportunity Fund | Class I Shares | USD ($)	128	444	783	1,739

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to preserve capital during periods of economic decline. In seeking to preserve capital, ACR Alpine Capital Research, LLC (“ACR Alpine Capital Research”, “ACR” or the “Advisor”) seeks to identify and avoid “permanent loss.” The Advisor considers permanent loss to refer to two general types of economic losses through a full market cycle: (i) the impairment of the fundamental value of a security and (ii) the payment of a speculative (higher) price to acquire the fundamental value of a security. The Advisor considers the fundamental value of a security to be impaired when the earning power of an enterprise or security permanently declines, or the assets of an enterprise must be sold or written down for a loss. The Advisor considers a security’s price to be speculative when it is inordinately high relative to the Advisor’s estimated fundamental value of the security. In addition, the Advisor evaluates the financial condition of the enterprise or security in which the Fund invests to determine its ability to withstand difficult economic conditions.

The Fund also seeks to provide above average absolute and relative returns in the long run.

•        “Above average absolute returns” means returns higher than a “fair” equity-like return (i.e., the stock market returns over a full market cycle) commensurate with the risk of investing in equities in the long run. There is no assurance the Fund will provide above average absolute returns in the long run. In seeking above average absolute returns, the Advisor assigns a required return to each of the securities it selects for investment based on the Advisor’s assessment of the risk of the security. The weighted average required return of the portfolio becomes the absolute return expectation for the Fund. The Advisor then seeks to purchase each security at a discount to its estimated intrinsic value, to assure a margin of safety against a return below its assigned required absolute return expectation.

•        “Above average relative returns” means returns higher than returns of an equity market benchmark in the long run. The Advisor has selected the MSCI All-Country World (Net) Index (“MSCI ACWI (Net) Index”) as the Fund’s benchmark because it is a broad proxy for the world equity market. In seeking above average relative returns, the Advisor engages in research to identify companies and securities which are undervalued by the securities markets.

•     The Advisor defines “long run” as a period of time that includes both an up and down equity market. A down market is characterized with a peak to trough decline of 20% or greater, otherwise known as a “full market cycle”. A full market cycle can be measured from a prior equity market peak to the next equity market peak. Full market cycles are usually measured in years.

Under normal circumstances, the Fund pursues its investment objectives by investing its assets in equity securities, debt securities, derivatives, cash and cash equivalents. The Fund is not limited by security type, issuer size or geographic location, and may invest in securities of issuers in emerging markets as well as developed markets. The Fund invests in the asset class or classes in which the Advisor sees the best opportunity for appreciation. The Advisor seeks to identify companies and securities which are undervalued by the securities markets. The Advisor estimates the intrinsic value of companies and invests in securities across the capital structure, including related derivatives, which the Advisor believes provide an optimal combination of return and risk. In selecting securities for the Fund, the Advisor engages in an extensive search process across global markets for companies with desirable investment characteristics. The Advisor also conducts research on the financial and business characteristics of potential and current investments. The Fund may hold a significant amount in cash or cash equivalents in markets where the Advisor cannot find enough securities that meet its risk and return thresholds.

Equity securities in which the Fund may invest include common stocks, convertible securities, rights and warrants. The Fund may invest in debt securities of any maturity and credit quality and the Fund may purchase high yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings Ltd. (“Fitch”) (or if unrated, determined by the Advisor to be of comparable credit quality). The Fund’s investments in high yield securities may include mezzanine securities, which are subordinated debt securities generally issued in private placements in connection with issuance of equity securities (e.g., with attached warrants). The Fund may invest in bank loans and loan participations. The Advisor may also invest in derivatives, which include, but are not limited to, futures, options, swaps (including total return swaps) and forward contracts. The Advisor may utilize derivatives to profit from expected price appreciation or depreciation of an underlying security, to generate a desired return stream, to generate incremental income, or to create a desired excess return spread over a market average yield or estimated fair return.

The Fund may also invest in other types of financing instruments such as convertible bonds and preferred stocks, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and real estate investment trusts (“REITs”). In addition, the Advisor may use a short selling strategy for a portion of the Fund. The Fund will engage in two general types of short positions: directional and arbitrage. Directional short selling refers to selling short securities or groups of securities based on the Advisor’s assessment that the prices of the securities are significantly higher than their intrinsic values. Arbitrage short selling refers to selling short securities the Advisor considers to be overpriced in combination with related long positions in securities the Advisor considers to be underpriced, seeking to profit when the prices of the two securities converge. The Advisor may also invest in arbitrage or event-related securities, using fundamental analysis of the intrinsic values of companies to seek to profit from securities it deems to be relatively mispriced due to the market under or overestimating the successful completion of corporate events, including mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

The Advisor emphasizes “quality” and “opportunity” when making investment decisions for the Fund. The Advisor defines the quality of a security by the reliability of the cash flows or assets which are the basis of the security’s estimated intrinsic value. The Advisor believes a quantifiable margin of safety is the hallmark of a quality investment. The Advisor defines the opportunity of an investment by the price paid for the estimated intrinsic value received. For equity investments, the Advisor’s estimated intrinsic value of a company must be significantly greater than its price. In seeking opportunistic investments in higher rated fixed income investments, the Advisor believes an issuer’s available resources must be significantly greater than the interest and principal due the investor. For lower rated fixed income investments selling below their principal value, the Advisor believes the value of the assets backing an issue must be significantly greater than its price. For other types of investments and as a general rule, the Advisor believes the probability of achieving a return commensurate with the risk taken must be very high.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the MSCI ACWI (Net) Index and the MSCI ACWI (Gross) Index. Updated performance information is available at the Fund’s website, www.acr-investfunds.com, or by calling the Fund at 1-855-955-9552. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at net asset value per share (“NAV”):

Class I Shares
Highest Calendar Quarter Return at NAV	27.39%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(30.16)%	Quarter Ended 03/31/2020

Average Annual Total Returns for Periods Ended December 31, 2024
Average Annual Returns - ACR Opportunity Fund	Label	One Year		Five Years		Ten Years
Class I Shares	Class I Shares – Return Before Taxes	12.81%		11.19%		7.16%
Class I Shares | Return After Taxes on Distributions	Class I Shares – Return After Taxes on Distributions	11.84%	[1]	10.59%	[1]	6.55%	[1]
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares	8.31%	[1]	8.85%	[1]	5.64%	[1]
MSCI ACWI (Net) Index (reflects no deduction for fees or expenses)	MSCI ACWI (Net) Index (reflects no deduction for fees or expenses)	17.49%		10.06%		9.23%
MSCI ACWI (Gross) Index (reflects no deduction for fees, expenses or taxes)	MSCI ACWI (Gross) Index (reflects no deduction for fees, expenses or taxes)	18.02%	[2]	10.58%	[2]	9.79%	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Fund changed its performance benchmark to the MSCI ACWI (Net) Index. The Advisor believes the MSCI ACWI (Net) Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund’s peer universe.